SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

6.    SHORT-TERM INVESTMENTS

Short-term investments consisted of the following as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Time deposits	245,014	363,856	52,265

The Company recorded interest income related to its short-term investments amounting to RMB4,021,  RMB7,303 and RMB8,687 (US$1,248) for the years ended December 31, 2017, 2018 and 2019, respectively, in the consolidated statements of operations.